S000084917 [Member] Expense Example - Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Sep. 30, 2025 USD ($)
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	2,217
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	2,217
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	2,322
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	$ 2,478